Equity - Outstanding number of shares (Detail) - Ordinary shares - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Line Items]
Number of shares outstanding at beginning of period (in shares)	925,009,074	906,403,156	881,480,527
Dividend distributed (in shares)	22,980,748	30,860,582	39,334,938
Purchase of treasury shares (in shares)	0	(13,718,391)	(15,964,445)
Delivery of treasury shares (in shares)	3,299,111	1,463,727	1,552,136
Number of shares outstanding at end of period (in shares)	951,288,934	925,009,074	906,403,156